Detail of Certain Balance Sheet Accounts (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Text Block Supplement [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31, 2024	December 31, 2023
Rebate receivable	$49,538	$41,791
Non-trade receivables	45,428	66,616
Prepaid insurance	13,892	13,229
Income tax receivable	13,468	4,935
Inventory returns receivable	11,245	15,300
Interest rate swaps	10,633	—
Prepaid maintenance	3,644	3,578
Other prepaid expenses and current assets	13,462	12,411
Total prepaid expenses and other current assets	$161,310	$157,860

Schedule of Other Assets

Other assets consist of the following (in thousands):

	December 31, 2024	December 31, 2023
Notes receivable	$8,577	$7,840
Insurance recoveries	7,564	8,509
Cloud computing	7,362	9,453
Deposits	6,733	5,004
Deferred debt issuance costs	2,470	3,349
Equity method investments	670	720
Interest rate swaps	—	24,947
Deferred offering costs	—	3,850
Other assets	5,752	4,682
Total other assets	$39,128	$68,354

Schedule of Accrued Expenses

Accrued expenses consist of the following (in thousands):

	December 31, 2024	December 31, 2023
Wages and payroll taxes	$98,245	$84,753
Checks in excess of cash balance	27,643	9,018
Compensated absences	24,360	22,983
Automobile insurance reserves	21,353	27,381
Workers compensation insurance reserves	19,966	22,480
Health insurance reserves	14,934	13,452
Legal settlements and professional fees	13,982	114,677
Deferred revenue	10,196	14,822
Interest	8,779	3,125
General and professional liability insurance reserves	8,328	22,738
Contingent consideration	3,136	2,650
Taxes other than income taxes	1,985	1,742
Recoupment fees	536	36,071
Other	42,303	38,784
Total accrued expenses	$295,746	$414,676

Schedule of Long-Term Liabilities

Long-term liabilities consist of the following (in thousands):

	December 31, 2024	December 31, 2023
Workers compensation insurance reserves	$25,360	$30,514
General and professional liability insurance reserves	21,182	28,350
Automobile insurance reserves	9,034	8,526
Contingent consideration	5,250	2,681
Employee incentives	3,993	5,189
Deferred gain	195	709
Legal settlements and professional fees	—	10,000
Other	6,176	5,336
Total long-term liabilities	$71,190	$91,305